Revenue and related balances - Performance obligations (Details) $ in Thousands	Dec. 31, 2023 USD ($)
2024
Disclosure of performance obligations [line items]
Performance obligations	$ 147,804
2025
Disclosure of performance obligations [line items]
Performance obligations	72,660
2026 and thereafter
Disclosure of performance obligations [line items]
Performance obligations	38,074
Subscription revenue | 2024
Disclosure of performance obligations [line items]
Performance obligations	143,985
Subscription revenue | 2025
Disclosure of performance obligations [line items]
Performance obligations	72,579
Subscription revenue | 2026 and thereafter
Disclosure of performance obligations [line items]
Performance obligations	38,074
Professional services | 2024
Disclosure of performance obligations [line items]
Performance obligations	3,819
Professional services | 2025
Disclosure of performance obligations [line items]
Performance obligations	81
Professional services | 2026 and thereafter
Disclosure of performance obligations [line items]
Performance obligations	$ 0